LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2022
LONG-TERM INVESTMENT
LONG-TERM INVESTMENT

8.           LONG-TERM INVESTMENT

Equity investments without readily determinable fair value

In 2017, the Group entered into an agreement with Shenzhen Maikailai Technologies Co., Ltd (“Maikailai”) to acquire 10.53% equity interest of Maikailai for a total cash consideration of $2,950. The Group does not have significant influence over Maikailai. In accordance with ASU 2016-01, as readily determinable fair value is not available for Maikailai, the Group elected to use the measurement alternative to measure such investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. As of December 31, 2021 and 2022, the carrying amount of the Group’s equity investments in Maikailai was $56,383 and $nil, respectively, net of $nil and $56,083 in accumulated impairment and downward adjustments, respectively.

Unrealized gains (upward adjustments) for the years ended December 31, 2020, 2021 and 2022 were $13,450, $38,834 and $849 respectively, which were recognized in other income, net. Unrealized losses (downward adjustments and impairment) for the years ended December 31, 2020, 2021 and 2022 were $nil, $nil and $56,083, respectively, which were recognized in impairment loss on investment. As of December 31, 2021 and 2022, cumulative upward/(downward) adjustments for the equity security held were $52,284 and negative $2,950, respectively.